MERRILL LYNCH BOND FUND, INC.
                              HIGH INCOME PORTFOLIO

                         Supplement dated March 14, 2001
                      to Prospectus dated January 26, 2001


         The following information supersedes and replaces any contrary information contained in the Prospectus under the captions "Details About the Fund - How Each Portfolio Invests" and "Details About the Fund - High Income Portfolio":

         The High Income Portfolio may invest up to 30% of its assets in fixed-income securities of issuers outside the United States.

         The  following   information   supersedes  and  replaces  any  contrary
information contained in the Prospectus under the caption "Your Account - Merrill Lynch Select PricingSM System":

         Class A, Class B, Class C and Class D shares of the High Income Portfolio currently are available for purchase.



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                          MERRILL LYNCH BOND FUND, INC.

                         Supplement dated March 14, 2001
                     to Statement of Additional Information
                             dated January 26, 2001


         The  following   information   supersedes  and  replaces  any  contrary
information contained in the Statement of Additional Information under the caption "Investment Objectives and Policies:

         The High Income Portfolio may invest up to 30% of its assets in fixed-income securities of issuers outside the United States.

                                   * * * * * *

         The second paragraph under the subheading "Swaps" on page 15 of the Statement of Additional Information is hereby deleted in its entirety.

                                   * * * * * *

         The  following   information   supersedes  and  replaces  any  contrary
information contained in the Statement of Additional Information under the caption "Purchase of Shares":

         Class A, Class B, Class C and Class D shares of the High Income Portfolio currently are available for purchase.